WARRANTS (Details)	3 Months Ended	4 Months Ended
	Mar. 31, 2021 D item $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Period of time within which registration statement is expected to become effective		16 days
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	15 days
Period of time within which registration statement is expected to become effective	60 days
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Share price trigger used to measure dilution of warrant		$ 18.00
Private Placement Warrants
Class of Warrant or Right [Line Items]
Restrictions on transfer period of time after business combination completion		30 days
Warrants outstanding | shares		8,000,000
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	30 days
Warrant exercise period condition two	12 months
Public Warrants expiration term	5 years	5 years
Share price trigger used to measure dilution of warrant	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60
Trading period after business combination used to measure dilution of warrant | item	20
Warrant exercise price adjustment multiple	115
Warrant redemption price adjustment multiple	180
Restrictions on transfer period of time after business combination completion	30 days
Warrants outstanding | shares	16,666,667	16,666,667
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Redemption period	30 days
Warrant redemption condition minimum share price	$ 18.00
Threshold trading days for redemption of public warrants | D	20
Threshold consecutive trading days for redemption of public warrants | D	30
Threshold number of business days before sending notice of redemption to warrant holders | item	3